Income Taxes (Details) - Schedule of reconciliation of effective income tax rate		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC Statutory income tax rates		25.00%	25.00%	25.00%
Effect of preferential tax rates		7.70%	28.10%	(25.00%)
Effect of non-taxable gain	[1]		(381.20%)
Effect of non-taxable loss	[2]	61.40%
Effect of favorable tax rates on small-scale and low-profit entities		(6.90%)
Change of valuation allowance		(31.70%)	401.00%
Effective tax rate		55.50%	72.90%

[1]	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.
[2]	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X..